Consolidated statement of changes in equity - GBP (£) £ in Millions	Total		Called up share capital and share premium [1]	Other equity instruments [1]	Other reserves [2]	Retained earnings
Beginning balance, equity at Dec. 31, 2020	£ 53,710		£ 2,348	£ 8,621	£ 3,183	£ 39,558
Profit after tax	4,588			631		3,957
Currency translation movements	(155)	[3]			(155)
Fair value through other comprehensive income reserve	(362)				(362)
Cash flow hedges	(1,799)				(1,799)
Retirement benefit remeasurement	644					644
Own credit reserve	(13)				(13)
Total comprehensive income for the year	2,903			631	(2,329)	4,601
Issue and redemption of other equity instruments	1,075			1,072		3
Other equity instruments coupons paid	(631)			(631)
Employee share schemes	436					436
Vesting of Barclays PLC shares under share-based payment schemes	(356)
Dividends on ordinary shares	(794)					(794)
Dividends on preference shares and other shareholders equity	(27)					(27)
Other reserve movements	1					(6)
Ending balance, equity at Dec. 31, 2021	56,317		2,348	9,693	861	43,415
Profit after tax	4,382			732		3,650
Currency translation movements	2,411	[3]			2,411
Fair value through other comprehensive income reserve	(1,224)				(1,224)
Cash flow hedges	(4,939)				(4,939)
Retirement benefit remeasurement	(282)					(282)
Own credit reserve	1,463				1,463
Total comprehensive income for the year	1,811			732	(2,289)	3,368
Issue and redemption of other equity instruments	1,036			998		38
Other equity instruments coupons paid	(732)			(732)
Employee share schemes	419					419
Vesting of Barclays PLC shares under share-based payment schemes	(413)					(413)
Dividends on ordinary shares	(200)					(200)
Dividends on preference shares and other shareholders equity	(31)					(31)
Own credit realisation	0				(36)	36
Capital contribution from Barclays PLC	750					750
Other reserve movements	(4)					(4)
Ending balance, equity at Dec. 31, 2022	£ 58,953		£ 2,348	£ 10,691	£ (1,464)	£ 47,378

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.
[3]	Includes £1m gain (2021: £20m loss; 2020: £8m loss) on recycling of currency translation differences.